Acquisitions Business Acquisition, Pro Forma Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Revenues	$ 1,578
Net income from continuing operations attributable to WPX Energy, Inc.	$ 81